Commitments, contingent liabilities and legal proceedings - Vodafone Idea (Details) - 12 months ended Mar. 31, 2021 - Vodafone Idea Limited € in Millions, ₨ in Billions	INR (₨)	EUR (€)	EUR (€)
Contingent liabilities and legal proceedings - Conti
Potential exposure	₨ 64	€ 747
Cash outflow	₨ 19		€ 235